Other Payables, Accruals and Advance Receipts	6 Months Ended
Jun. 30, 2018
Other Payables, Accruals and Advance Receipts
Other Payables, Accruals and Advance Receipts

11. Other Payables, Accruals and Advance Receipts

              Other payables, accruals and advance receipts consisted of the following:

	June 30, 2018	December 31, 2017

	(in US$'000)
Accrued salaries and benefits	7,904	9,295
Accrued research and development expenses	23,908	14,613
Accrued selling expenses and rebates	5,524	4,121
Accrued administrative and other general expenses	4,843	4,729
Deferred government incentives	1,936	1,790
Loan from a non-controlling shareholder of a subsidiary (Note 18 (iv))	1,550	1,550
Deposits (note)	1,386	1,282
Others	2,618	3,573

	49,669	40,953

Note: As at December 31, 2017, this balance included payments in advance from customers of US$0.7 million, which were reclassified to deferred revenue after the adoption of ASC 606 on January 1, 2018.